Trade and other receivables, net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables, net
Trade receivables, gross	$ 6,270	$ 7,345
Less: allowance for credit losses	(1,796)	(1,855)
Trade receivables, net	4,474	5,490
Rebate receivables	216	436
Deposits	1,222	1,121
Loans receivable		3,858
Interest receivables	328	127
Others	167	166
Sub-total	6,407	11,198
Prepaid media costs	4,522	4,363
Prepayments	1,660	1,458
VAT and other tax recoverable	185	101
Trade and other receivables	12,774	17,120
Less: non-current rental deposits	(528)	(495)
Trade and other current receivables	$ 12,246	$ 16,625